Tax litigation and other legal matters	6 Months Ended
Dec. 31, 2020
Tax litigation and other legal matters
Tax litigation and other legal matters

Tax litigation and other legal matters

Sasol Financing International (SFI) / SARS

Apart from the parties exchanging further pleadings in the matter, there has been no change to the SFI/SARS matter contained in the Group’s annual financial statements for the year-ended 30 June 2020.

A contingent liability of R2,54 billion (including interest and penalties) is reported in respect of this matter as at 31 December 2020.

Securities class action against Sasol Limited and some of its current and former executive directors

A class action lawsuit was filed against Sasol Limited and several of its current and former officers in a Federal District Court in New York (the Court).

The lawsuit alleges that Sasol violated U.S. federal securities laws by allegedly making false or misleading public statements regarding the LCCP between 2015 and 2020, specifically with respect to timing, costs, and control procedures, (refer to the Group’s annual financial statements for the year ended 30 June 2020).

The Court dismissed the claims based on alleged misrepresentations about the effectiveness of internal controls over financial reporting and the management of the LCCP, but found that the portions of the case related to the allegations of violations of U.S. securities laws based on alleged misrepresentations about LCCP cost estimates and schedules could move forward.

On 30 October 2020, Sasol filed a Motion for Reconsideration of the Court’s order denying Sasol’s Motion to Dismiss. On 15 December 2020 Sasol filed a supplemental brief in support of its Motion. Plaintiffs filed an opposition on 19 January 2021, and Sasol filed a reply on 1 February 2021.

The plaintiff has not specified any amount of damages to date. In the amended complaint, a compensatory claim for damages for the members of the class was left for the trial to be determined. Therefore, no potential loss can be reliably estimated at this stage. Consequently, no provision has been recognised at 31 December 2020. In this context, it is important to also note that Sasol’s Directors and Officers insurance has indicated coverage under the policy for this matter.

Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application (March 2013)

In October 2013, following the March 2013 decisions by the National Energy Regulator of South Africa (NERSA) (pursuant to the applications by Sasol Gas (Pty) Ltd), seven of the customers of Sasol Gas brought a legal review application requesting the setting aside of the Maximum Price Methodology used by NERSA in evaluating the Maximum Price Application by Sasol Gas as well as the Maximum Price decision and Gas Transmission Tariff decision.

The basis of the challenge to the NERSA price decision was the allegation that the methodology used by NERSA to determine its approval of the Maximum Gas Prices was unreasonable and irrational.

The original decision in the High Court was appealed to the Supreme Court of Appeal (SCA) and the matter ultimately concluded in the decision by the Constitutional Court handed down on 15 July 2019.

In terms of the order, the NERSA Maximum Price decision of March 2013 has been set aside.

During June 2020, IGUA, an industry association whose members include a number of large gas customers, launched an application to review and overturn the November 2017 NERSA Maximum Gas Price decision, which approved maximum gas prices for Sasol Gas for the period 1 July 2017 up to 30 June 2020. Because the basis for this NERSA decision was similar to that of the previously overturned 2013 NERSA decision, neither Sasol Gas nor NERSA will oppose the application.

After the Constitutional Court judgement, NERSA completed its review of the Maximum Gas Price Methodology. Following a public participation process, in which Sasol Gas participated, NERSA adopted a new Maximum Price Methodology that was published during June 2020.

After participating in the NERSA engagements with stakeholders on the implementation of the new Maximum Gas Price Methodology, Sasol Gas prepared and submitted a Maximum Gas Price application for the period from 26 March 2014 up to 30 June 2023. The Constitutional Court confirmed that the Methodology is only a guideline to be followed by NERSA in considering Maximum Gas Price applications and that all relevant facts and circumstances relating to the application by a particular licensee have to be considered. The Sasol Gas application is currently pending before NERSA and the consideration thereof will also involve a public participation process in accordance with the applicable NERSA rules.

It is currently not determinable with certainty what the relation will be between the new Maximum Gas Price to be approved by NERSA for Sasol Gas and the actual gas prices charged to customers, or whether the approval by NERSA of a new Maximum Gas Price would lead to any possible change in respect of the retrospective portion of the Maximum Gas Price Period. Therefore, any liability cannot be reliably estimated. Accordingly, no provision has been raised in respect of this matter as at 31 December 2020.

Other litigation and tax matters

From time to time, Sasol companies are involved in other litigation and similar proceedings in the normal course of business. A detailed assessment is performed on each matter and a provision is recognised where appropriate. Although the outcome of these proceedings and claims cannot be predicted with certainty, the Company does not believe that the outcome of any of these cases would have a material effect on the Group’s financial results.